Income Tax - Schedule of Reconciliations of the Differences Between Statutory Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Reconciliations of the Differences Between Statutory Income Tax Rates [Abstract]
Loss before income tax expense	¥ (149,847,421)	$ (20,529,014)	¥ (156,970,922)	¥ (119,132,855)
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income taxes benefit computed at the statutory income tax rates	¥ (37,461,855)		¥ (39,242,730)	¥ (29,783,214)
Effect of income tax rate difference in other jurisdictions	27,459,104		26,893,417	26,845,174
Non-deductible expenses	1,575,644		3,454,770	44,471,710
Non-taxable income				(19,374,945)
Small-scale and low-profit enterprises tax benefit				(1,037,984)
Change in valuation allowance on deferred tax assets	15,570,760		13,899,309	(18,004,988)
Total	¥ 7,143,653	$ 978,676	¥ 5,004,766	¥ 3,115,753